Annual Maturities of Debt (Parenthetical) (Detail) - National Mentor Holdings, Inc - Senior Notes - USD ($)		12 Months Ended
	Mar. 04, 2015	Sep. 30, 2014	Oct. 17, 2014
Debt Instrument [Line Items]
Redemption of aggregate principal of debt	$ 50,000,000	$ 162,000,000	$ 162,000,000
Long term debt, redeemed date	Mar. 04, 2015	Oct. 17, 2014